BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, Linkmotion) (Details) - USD ($) $ in Thousands	Jun. 15, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill		$ 319,280	$ 320,424	$ 76,020
Linkmotion [Member]
Business Acquisition [Line Items]
Cash consideration	$ 5,360
Total consideration transferred	5,360
Other tangible assets	5,362
Identifiable intangible assets acquired	3,047
Goodwill	726
Liability assumed	(2,175)
Fair value of non-controlling interest	(1,600)
Total	$ 5,360